UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Fund: Legg Mason Value Trust, Inc.

Fund Address: 100 Light Street
              Baltimore, MD 21202

Name and address of agent for service:
     Mark R. Fetting, President, Legg Mason Value Trust, Inc.
     100 Light Street
     Baltimore, MD 21202.

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Item 1 - Report to Shareholders



             ------------------------------------------------------

                                   LEGG MASON

                               VALUE TRUST, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2003
                INSTITUTIONAL AND FINANCIAL INTERMEDIARY CLASSES

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

To Our Shareholders,

  The following table summarizes key statistics for the Institutional and Financial Intermediary Classes of shares of the Legg Mason Value Trust, Inc., as of September 30, 2003:



                                                  Total Returns(A)
                                                 -------------------
                                                 3 Months   9 Months
                                                 --------   --------
Value Trust
  Institutional Class                             +3.80%    +27.09%
  Financial Intermediary Class                    +3.74%    +26.77%
Lipper Large-Cap Core Funds(B)                    +2.44%    +13.11%
S&P 500 Stock Composite Index(C)                  +2.65%    +14.72%





  In short, Value Trust had another solid quarter in the period ended September 30, and its year-to-date results remained strong both in absolute terms and when compared to relevant market indices. Performance data over longer time periods are shown beginning on page 3.

  Like numerous other mutual fund firms, Legg Mason has received and responded to a subpoena from the New York State Attorney General and to inquiries from the Securities and Exchange Commission regarding late trading and market timing in mutual funds. Consistent with our longstanding policy, Legg Mason will cooperate with all applicable regulatory authorities and will make no public comment on these pending matters. Nevertheless, because we are sensitive to our shareholders' interests and concerns about these issues, we have summarized the Legg Mason Funds' policies on order processing, market timing and fair value pricing. They may be viewed on our website at: http://www.leggmason.com/funds/ourfunds/fundspolicies/ann.htm.

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) Average of the 1,137 funds comprising the Lipper universe of large-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. Large-cap core funds typically have a below average price-to- earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

(C) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

  We report with deep sorrow the recent death of our longtime Director Richard
G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Fund over many years.

Sincerely,




/s/ JOHN F. CURLEY, JR.                         /s/ MARK R. FETTING

John F. Curley, Jr.                             Mark R. Fetting
Chairman                                        President


October 29, 2003

Performance Information

Legg Mason Value Trust, Inc.

Total Returns for One, Five and Ten Years and Life of Class, as of September 30, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders. Total returns as of September 30, 2003, for the Value Line Geometric Average(A) ("Value Line") and S&P 500 Stock Composite(B) indices are shown in the table below.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

  The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders.

  Total returns as of September 30, 2003, were as follows:



                                                          S&P 500
                                                Value      Stock
                                     Value      Line     Composite
                                     Trust      Index      Index
------------------------------------------------------------------
Average Annual Total Return
  Institutional Class:
    One Year                         +44.48%   +30.26%    +24.40%
    Five Years                        +9.28%    -3.62%     +1.00%
    Life of Class(C)                 +19.39%    +1.70%    +11.18%
  Financial Intermediary Class:
    One Year                         +44.04%   +30.26%    +24.40%
    Life of Class(D)                  +0.33%    -5.71%     -4.41%

Cumulative Total Return
  Institutional Class:
    One Year                         +44.48%   +30.26%    +24.40%
    Five Years                       +55.86%   -16.84%     +5.08%
    Life of Class(C)                +378.39%   +16.09%   +155.03%
  Financial Intermediary Class:
    One Year                         +44.04%   +30.26%    +24.40%
    Life of Class(D)                  +0.84%   -13.69%    -10.67%
------------------------------------------------------------------


---------------

(A) Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(C) The inception date of the Value Trust Institutional Class is December 1, 1994. Index returns are for periods beginning November 30, 1994.

(D) The inception date of Value Trust Financial Intermediary Class is March 23, 2001. Index returns are for the periods beginning March 31, 2001.

Performance Comparison of a $1,000,000 Investment as of September 30, 2003

  The following graph compares the Fund's total returns to the Value Line and S&P 500 Stock Composite indices. The graph illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund's results and the indices' results assume reinvestment of all dividends and distributions.

Value Trust -- Institutional Class



-------------------------------------------------
                  Cumulative      Average Annual
                 Total Return      Total Return
-------------------------------------------------
One Year            +44.48%           +44.48%
Five Years          +55.86%            +9.28%
Life of
  Class(+)         +378.39%           +19.39%
-------------------------------------------------
(+) Inception date: December 1, 1994.
-------------------------------------------------


[VALUE TRUST GRAPH]

                           Value Trust - Institutional               S&P 500 Stock Composite
                                    Class                                   Index(E)                           Value Line Index(F)
                          ---------------------------                ----------------------                    -------------------
 12/1/94                          1000000                                     1000000                                 1000000
12/31/94                          1015990                                     1014800                                 1010900
 3/31/95                          1081060                                     1113600                                 1063700
 6/30/95                          1240520                                     1220000                                 1133200
 9/30/95                          1378000                                     1316900                                 1205700
12/31/95                          1444510                                     1396200                                 1205900
 3/31/96                          1551660                                     1471100                                 1256600
 6/30/96                          1612660                                     1537100                                 1290500
 9/30/96                          1758760                                     1584700                                 1297900
12/31/96                          2019740                                     1716800                                 1367200
 3/31/97                          2094230                                     1762800                                 1350700
 6/30/97                          2478130                                     2070500                                 1529500
 9/30/97                          2894370                                     2225600                                 1702200
12/31/97                          2797180                                     2289500                                 1655100
 3/31/98                          3285900                                     2608900                                 1821100
 6/30/98                          3466750                                     2695000                                 1736400
 9/30/98                          3069270                                     2427000                                 1396000
12/31/98                          4178860                                     2943800                                 1592400
 3/31/99                          4972580                                     3090500                                 1490800
 6/30/99                          4955110                                     3308300                                 1696600
 9/30/99                          4486290                                     3101700                                 1521400
12/31/99                          5348550                                     3563300                                 1570200
 3/31/00                          5360310                                     3645000                                 1561500
 6/30/00                          5195540                                     3548100                                 1485700
 9/30/00                          5300980                                     3513800                                 1529400
12/31/00                          5014700                                     3238800                                 1433300
 3/31/01                          4872980                                     2854900                                 1345100
 6/30/01                          5242830                                     3021900                                 1456600
 9/30/01                          4204200                                     2578400                                 1133200
12/31/01                          4593900                                     2853900                                 1346200
 3/31/02                          4436810                                     2861700                                 1377700
 6/30/02                          3837940                                     2478400                                 1181600
 9/30/02                          3311110                                     2050200                                  891200
12/31/02                          3764170                                     2223200                                  961600
 3/31/03                          3663490                                     2153100                                  890500
 6/30/03                          4608660                                     2484600                                 1089600
 9/30/03                          4783900                                     2550300                                 1160900


 The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance does not indicate future performance.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Value Trust -- Financial Intermediary Class



-------------------------------------------------
                  Cumulative      Average Annual
                 Total Return      Total Return
-------------------------------------------------
One Year            +44.04%           +44.04%
Life of
  Class(+)           +0.84%            +0.33%
-------------------------------------------------
(+) Inception date: March 23, 2001.
-------------------------------------------------


[VALUE TRUST GRAPH]

                        Value Trust - Financial     S&P 500 Stock Composite
                          Intermediary Class                Index(H)               Value Line Index(G)
                        -----------------------     -----------------------        -------------------
  3/23/01                        1000000                      1000000                     1000000
  3/31/01                        1035070
  6/30/01                        1113090                      1058500                     1082900
  9/30/01                         892251                       903200                      842500
 12/31/01                         973750                       999700                     1000800
  3/31/02                         939823                      1002400                     1024200
  6/30/02                         812227                       868100                      878500
  9/30/02                         700119                       718100                      662600
 12/31/02                         795448                       778700                      714900
  3/31/03                         773506                       754200                      662000
  6/30/03                         972091                       870300                      810100
  9/30/03                        1008400                       893300                      863100



 The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance does not indicate future performance.

---------------

(E) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market. Index returns are for the periods beginning November 30, 1994.

(F) Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies. Index returns are for the periods beginning November 30, 1994.

(G) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market. Index returns are for the periods beginning March 31, 2001.

(H) Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies. Index returns are for the periods beginning March 31, 2001.

SELECTED PORTFOLIO PERFORMANCE(I)


Strongest performers for the 3rd quarter 2003(J)
------------------------------------------------
 1.   Amazon.com, Inc.                   +33.3%
 2.   Tenet Healthcare Corporation       +24.3%
 3.   The AES Corporation                +16.9%
 4.   Capital One Financial
       Corporation                       +16.1%
 5.   Baxter International Inc.          +11.8%
 6.   General Motors Corporation -
       Hughes Electronics                +11.7%
 7.   MGIC Investment Corporation        +11.7%
 8.   Nextel Communications, Inc.         +9.1%
 9.   Waste Management Inc.               +8.7%
10.   Albertson's, Inc.                   +8.2%




 Weakest performers for the 3rd quarter 2003(J)
------------------------------------------------
 1.   Quest Communications
       International Inc.                -28.9%
 2.   Eastman Kodak Company              -23.4%
 3.   InterActiveCorp                    -15.6%
 4.   McKesson HBOC, Inc.                 -6.7%
 5.   AOL Time Warner Inc.                -6.1%
 6.   Lloyds TSB Group plc                -5.8%
 7.   Health Net Inc.                     -3.9%
 8.   Washington Mutual, Inc.             -3.7%
 9.   The Home Depot, Inc.                -3.6%
10.   UnitedHealth Group Incorporated     +0.1%


PORTFOLIO CHANGES



 Securities added during the 3rd quarter 2003
----------------------------------------------


None




 Securities sold during the 3rd quarter 2003
----------------------------------------------


None


---------------

(I) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(J) Securities held for the entire quarter.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Statement of Net Assets
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Value Trust, Inc.



                                                        Shares/Par               Value
-----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 97.2%

Consumer Discretionary -- 28.1%
 Internet and Catalog Retail -- 14.3%
 Amazon.com, Inc.                                          23,000             $ 1,112,280(A,B)
 eBay Inc.                                                  1,400                  74,914(A)
 InterActiveCorp                                           15,000                 495,750(A)
                                                                              -----------
                                                                                1,682,944
                                                                              -----------
 Leisure Equipment and Products -- 2.5%
 Eastman Kodak Company                                     13,700                 286,878
                                                                              -----------
 Media -- 8.8%
 AOL Time Warner Inc.                                      20,000                 302,200(A)
 Comcast Corporation - Class A                              8,500                 262,480(A)
 General Motors Corporation - Hughes Electronics           12,832                 183,632(A)
 WPP Group plc                                             34,000                 286,821
                                                                              -----------
                                                                                1,035,133
                                                                              -----------
 Specialty Retail -- 2.5%
 The Home Depot, Inc.                                       9,300                 296,205
                                                                              -----------
Consumer Staples -- 5.3%
 Food and Drug Retailing -- 5.3%
 Albertson's, Inc.                                         16,000                 329,120
 The Kroger Co.                                            16,497                 294,809(A)
                                                                              -----------
                                                                                  623,929
                                                                              -----------
Financials -- 23.1%
 Banks -- 8.5%
 Bank One Corporation                                       8,600                 332,390
 Lloyds TSB Group plc                                      32,686                 224,801
 Washington Mutual, Inc.                                   11,200                 440,944
                                                                              -----------
                                                                                  998,135
                                                                              -----------

                                                        Shares/Par               Value
-----------------------------------------------------------------------------------------
Financials -- Continued
 Diversified Financials -- 11.2%
 Capital One Financial Corporation                          4,500             $   256,680
 Citigroup Inc.                                             8,000                 364,080
 Fannie Mae                                                 4,400                 308,880
 J.P. Morgan Chase & Co.                                   11,200                 384,496
                                                                              -----------
                                                                                1,314,136
                                                                              -----------
 Insurance -- 3.4%
 MGIC Investment Corporation                                7,800                 406,146(B)
                                                                              -----------
Health Care -- 14.0%
 Health Care (Medical Products and Supplies) -- 1.8%
 Baxter International Inc.                                  7,236                 210,284
                                                                              -----------
 Health Care Providers and Services -- 12.2%
 Health Net Inc.                                            7,900                 250,193(A,B)
 McKesson HBOC, Inc.                                       10,000                 332,900
 Tenet Healthcare Corporation                              15,001                 217,212(A)
 UnitedHealth Group Incorporated                           12,600                 634,032
                                                                              -----------
                                                                                1,434,337
                                                                              -----------
Industrials -- 9.9%
 Aerospace/Defense -- 0.5%
 General Dynamics Corporation                                 700                  54,642
                                                                              -----------
 Commercial Services and Supplies -- 3.5%
 Waste Management Inc.                                     16,000                 418,720
                                                                              -----------
 Industrial Conglomerates -- 5.9%
 Tyco International Ltd.                                   34,000                 694,620
                                                                              -----------

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Statement of Net Assets -- Continued

Legg Mason Value Trust, Inc. -- Continued



                                                        Shares/Par               Value
-----------------------------------------------------------------------------------------
Information Technology -- 4.0%
 Computers and Peripherals -- 2.2%
 International Business Machines Corporation                2,900             $   256,157
                                                                              -----------
 Software -- 1.8%
 Intuit Inc.                                                4,300                 207,432(A)
                                                                              -----------
Telecommunication Services -- 9.6%
 Diversified Telecommunication Services -- 2.2%
 Qwest Communications International Inc.                   77,000                 261,800(A)
                                                                              -----------
 Wireless Telecommunication Services -- 7.4%
 Nextel Communications, Inc.                               44,000                 866,360(A)
                                                                              -----------
Utilities -- 3.2%
 Multi-Utilities and Unregulated Power -- 3.2%
 The AES Corporation                                       51,200                 379,904(A,B)
                                                                              -----------
Total Common Stock and Equity Interests (Identified
 Cost -- $8,379,822)                                                           11,427,762
-----------------------------------------------------------------------------------------
Repurchase Agreements -- 2.7%
Goldman, Sachs & Company
 1.07%, dated 9/30/03, to be repurchased at $158,225
 on 10/1/03 (Collateral: $156,449 Fannie Mae mortgage-
 backed securities, 6.00%, due 11/1/32, value
 $162,240)                                               $158,220                 158,220


State Street Bank and Trust Company
 1%, dated 9/30/03, to be repurchased at $158,225 on
 10/1/03 (Collateral: $160,110 Federal Home Loan Bank
 notes, 1.875%, due 2/15/05, value $161,436)              158,221                 158,221
                                                                              -----------
Total Repurchase Agreements (Identified
 Cost -- $316,441)                                                                316,441
-----------------------------------------------------------------------------------------
Total Investments -- 99.9% (Identified
 Cost -- $8,696,263)                                                           11,744,203
Other Assets Less Liabilities -- 0.1%                                              10,856
                                                                              -----------

NET ASSETS -- 100.0%                                                          $11,755,059
                                                                              ===========

-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
 181,120 Primary Class shares outstanding                                     $ 7,695,855
     6,628 Financial Intermediary Class shares outstanding                        363,517
   38,433 Institutional Class shares outstanding                                2,230,539
Undistributed net investment income/(loss)                                        (22,759)
Accumulated net realized gain/(loss) on investments and foreign
 currency transactions                                                         (1,560,221)
Unrealized appreciation/(depreciation) of investments and foreign
 currency transactions                                                          3,048,128
                                                                              -----------

NET ASSETS                                                                    $11,755,059
                                                                              ===========

NET ASSET VALUE PER SHARE:


 PRIMARY CLASS                                                                     $51.20
                                                                              ===========
 FINANCIAL INTERMEDIARY CLASS                                                      $54.69
                                                                              ===========
 INSTITUTIONAL CLASS                                                               $55.12
                                                                              ===========
-----------------------------------------------------------------------------------------


(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940 an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2003, the total market value of affiliated companies was $2,148,523 and the identified cost was $1,319,433.

See notes to financial statements.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended September 30, 2003
(Amounts in Thousands) (Unaudited)

Legg Mason Value Trust, Inc.


-------------------------------------------------------------------------------------
Investment Income:
Dividends
    Affiliated companies                                  $      390
    Other securities                                          57,734(A)
Interest                                                         858
                                                          ----------
      Total income                                                         $   58,982
Expenses:
Investment advisory fee                                       35,930
Distribution and service fees:
    Primary Class                                             41,155
    Financial Intermediary Class                                 390
Audit and legal fees                                             114
Custodian fee                                                    896
Directors' fees and expenses                                      19
Registration fees                                                105
Reports to shareholders                                          379
Transfer agent and shareholder servicing expense:
    Primary Class                                              2,340
    Financial Intermediary Class                                 141
    Institutional Class                                           94
Other expenses                                                   225
                                                          ----------
                                                              81,788
      Less: Expenses reimbursed by adviser                       (47)
                                                          ----------
      Total expenses, net of reimbursement                                     81,741
                                                                           ----------
NET INVESTMENT INCOME/(LOSS)                                                  (22,759)
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments and foreign currency
  transactions                                               (18,971)(B)
Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations            2,660,205
                                                          ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                      2,641,234
-------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                             $2,618,475
-------------------------------------------------------------------------------------


(A) Net of foreign taxes withheld of $852.

(B) Includes $(32,332) net realized loss on sale of shares of Affiliated Companies.

See notes to financial statements.

Statement of Changes in Net Assets
(Amounts in Thousands)

Legg Mason Value Trust, Inc.



                                                 For the             For the
                                            Six Months Ended       Year Ended
                                                 9/30/03             3/31/03
---------------------------------------------------------------------------------
                                               (Unaudited)
Change in Net Assets:

Net investment income/(loss)                   $   (22,759)        $   (18,350)

Net realized gain/(loss) on investments
  and foreign currency transactions                (18,971)           (974,131)

Change in unrealized appreciation/
  (depreciation) of investments and
  foreign currency translations                  2,660,205          (1,040,948)
---------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                     2,618,475          (2,033,429)
Change in net assets from Fund share
  transactions:
      Primary Class                                197,498            (703,753)
      Financial Intermediary Class                  63,448             105,035
      Institutional Class                          232,906             (23,589)
---------------------------------------------------------------------------------
Change in net assets                             3,112,327          (2,655,736)

Net Assets:

Beginning of period                              8,642,732          11,298,468
---------------------------------------------------------------------------------
End of period                                  $11,755,059         $ 8,642,732
---------------------------------------------------------------------------------
Undistributed net investment income/(loss)     $   (22,759)        $        --
---------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Financial Highlights

Legg Mason Value Trust, Inc.

  Contained below is per share operating performance data for an Institutional class and a Financial Intermediary class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class



                                 For the
                               Six Months
                                  Ended                           Years Ended March 31,
                              September 30,  ----------------------------------------------------------------
                                  2003          2003        2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period             $42.21       $51.12      $56.38      $77.52        $74.49       $50.57
                              -------------------------------------------------------------------------------
Investment operations:
 Net investment
   income/(loss)                    .10(A)       .28(A)      .25(A)      .35           .12          .20
 Net realized and unrealized
   gain/(loss) on
   investments                    12.81        (9.19)      (5.25)      (7.02)         5.37        25.13
                              -------------------------------------------------------------------------------
 Total from investment
   operations                     12.91        (8.91)      (5.00)      (6.67)         5.49        25.33
                              -------------------------------------------------------------------------------
Distributions:
 From net realized gain on
   investments                      --           --         (.26)     (14.47)        (2.46)       (1.41)
                              -------------------------------------------------------------------------------
 Total distributions                --           --         (.26)     (14.47)        (2.46)       (1.41)
                              -------------------------------------------------------------------------------
Net asset value, end of
 period                          $55.12       $42.21      $51.12      $56.38        $77.52       $74.49
                              -------------------------------------------------------------------------------
Ratios/supplemental data:
 Total return                     30.58%(B)   (17.43)%     (8.95)%     (9.09)%        7.80%       51.33%
 Expenses to average net
   assets                           .70%(C)     .72%(D)     .70%(D)     .71%(D)        .69%         .72
 Net investment
   income/(loss)
   to average net assets            .4%(C)       .6%         .5%         .5%           .4%          .6%
 Portfolio turnover rate           4.0%(C)     25.0%       24.4%       27.0%         19.7%        19.3%

 Net assets, end of period
   (in thousands)             $2,118,588     $1,434,110  $1,762,276  $1,658,522  $1,210,632   $814,403
-------------------------------------------------------------------------------------------------------------


(A) Computed using average shares outstanding.

(B) Not annualized.

(C) Annualized.

(D) Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 0.72% for the year ended March 31, 2003; 0.70% for the year ended March 31, 2002, and 0.71% for the year ended March 31, 2001.

See notes to financial statements.

Financial Intermediary Class



                                                    For the
                                                  Six Months
                                                     Ended              Years Ended March 31,
                                                 September 30,  -------------------------------------
                                                     2003          2003         2002        2001(A)
-----------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                                $41.95        $50.97       $56.38        $54.47
                                                 --------------------------------------------------------
Investment operations:
 Net investment income/(loss)                          .01(B)        .12(B)       .08(B)       (.01)
 Net realized and unrealized gain/(loss) on
   investments                                       12.73         (9.14)       (5.23)         1.92
                                                 --------------------------------------------------------
 Total from investment operations                    12.74         (9.02)       (5.15)         1.91
                                                 --------------------------------------------------------
Distributions:
 From net realized gain on investments                 --            --          (.26)          --
                                                 --------------------------------------------------------
 Total distributions                                   --            --          (.26)          --
                                                 --------------------------------------------------------
Net asset value, end of period                      $54.69        $41.95       $50.97        $56.38
                                                 --------------------------------------------------------
Ratios/supplemental data:
 Total return                                        30.37%(C)    (17.70)%      (9.20)%      3.51%(C)
 Expenses to average net assets                       1.03%(D)     1.07%(E)     1.01%(E)    .93%(D,E)
 Net investment income/(loss) to average net
   assets                                              .1%           .3%          .1%        (.4)%(E)
 Portfolio turnover rate                              4.0%(D)      25.0%        24.4%         27.0%

 Net assets, end of period (in thousands)        $362,486       $227,189     $157,964     $171,427
---------------------------------------------------------------------------------------------------------


(A) For the period March 23, 2001 (commencement of operations) to March 31,
    2001.

(B) Computed using average shares outstanding.

(C) Not annualized.

(D) Annualized.

(E) Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.07% for the year ended March 31, 2003, 1.01% for the year ended March 31, 2002, and 0.93% for the year ended March 31, 2001.

See notes to financial statements.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Notes to Financial Statements

Legg Mason Value Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Value Trust, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2003, there were no receivables for securities sold or payables for securities purchased.

--------------------------------------------------------------------------------

  For the six months ended September 30, 2003, security transactions (excluding short-term investments) were:



   Purchases            Proceeds From Sales
-------------------------------------------
   $399,938                  $211,759


Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reimbursements by Third Parties

  The Fund has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will pay the Fund a percentage of commissions generated. During the period ended September 30, 2003, these payments amounted to $1 and were included with realized gains on investment transactions.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Notes to Financial Statements -- Continued


--------------------------------------------------------------------------------

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of September 30, 2003, the Fund has capital loss carryforwards of $281,141 which expire in 2010 and $1,030,652 which expire in 2011.

3. Transactions With Affiliates:

  The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. ("LMFM"). Pursuant to the agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund's average daily net assets.

  The Fund's agreement with LMFM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund's independent

--------------------------------------------------------------------------------

directors. The following chart shows the audit and director's expenses reimbursed, annual advisory fee rates and fees payable for the Fund:



                                                               Six months
                                                                  Ended            At
                                                              September 30,   September 30,
                                                                  2003            2003
                                                              -------------   -------------
                                                                Expenses        Advisory
    Class       Management Fee        Asset Breakpoint         Reimbursed      Fee Payable
-------------------------------------------------------------------------------------------
Primary             1.00%             $0 - $100 million            $38           $5,103
                    0.75%         $100 million - $1 billion
                    0.65%          in excess of $1 billion
Financial
Intermediary    same as above           same as above                1              197
Institutional   same as above           same as above                8            1,150


  Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA's services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended September 30, 2003, LMFA received $2,723.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as the Fund's distributor. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary and Financial Intermediary Classes' average daily net assets, computed daily and payable monthly as follows:



                                                                       At September 30, 2003
                                                                      ------------------------
                                     Distribution       Service       Distribution and Service
                                         Fee              Fee               Fees Payable
----------------------------------------------------------------------------------------------
Primary Class                           0.70%            0.25%                 $7,364
Financial Intermediary Class             N/A             0.25%                     75


  The Fund paid $29 in brokerage commissions to Legg Mason for Fund security transactions during the six months ended September 30, 2003.

  LM Funds Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some if its duties. For this assistance, the transfer agent paid LMFS $698 for the six months ended September 30, 2003.

  LMFM, LMFA, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

--------------------------------------------------------------------------------
Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

Notes to Financial Statements -- Continued


--------------------------------------------------------------------------------

4. Transactions With Affiliated Companies:

  An affiliated company is a company in which the Fund has ownership of at least 5% of the company's voting securities. Transactions during the six months ended September 30, 2003, with companies which are or were affiliated were as follows:



                                    Affiliate        Purchased               Sold
                                     Value at    -----------------   ---------------------
                                     3/31/03     Shares/Par   Cost   Shares/Par     Cost
------------------------------------------------------------------------------------------
Amazon.com, Inc.                    $  643,430       --       $ --     (1,719)    $(85,736)
Health Net Inc.                        211,483       --         --         --           --
MGIC Investment Corporation            308,269       --         --        (50)      (2,313)
The AES Corporation                    184,620      200        873         --           --
                                    ----------                ----                --------
                                    $1,347,802                $873                $(88,049)



                                Dividend/   Shares/   Affiliate
                                Interest    Par at     Value at      Realized
                                 Income     9/30/03    9/30/03     Gain/(Loss)
-------------------------------------------------------------------------------
Amazon.com, Inc.                  $ --      23,000    $1,112,280     $(32,169)
Health Net Inc.                     --       7,900       250,193           --
MGIC Investment Corporation        390       7,800       406,146         (163)
The AES Corporation                 --      51,200       379,904           --
                                  ----                ----------     --------
                                  $390                $2,148,523     $(32,332)



5. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2003.

6. Fund Share Transactions:

  At September 30, 2003, there were 400,000 shares authorized at $.001 par value for the Primary Class of the Fund and 100,000 shares authorized at $.001 par value for

--------------------------------------------------------------------------------

each of the Financial Intermediary and Institutional Classes of the Fund. Share transactions were as follows:



                                          Sold               Repurchased              Net Change
                                    -----------------   ---------------------   ----------------------
                                    Shares    Amount    Shares      Amount        Shares      Amount
------------------------------------------------------------------------------------------------------
-- Primary Class
  Six Months Ended Sept. 30, 2003   13,207   $642,484    (9,246)  $  (444,986)     3,961     $ 197,498
  Year Ended March 31, 2003         23,080    951,015   (40,376)   (1,654,768)   (17,296)     (703,753)
-- Financial Intermediary Class
  Six Months Ended Sept. 30, 2003    2,427   $126,541    (1,215)  $   (63,093)     1,212     $  63,448
  Year Ended March 31, 2003          3,399    152,820    (1,082)      (47,785)     2,317       105,035
-- Institutional Class
  Six Months Ended Sept. 30, 2003    6,851   $358,430    (2,390)  $  (125,524)     4,461     $ 232,906
  Year Ended March 31, 2003          7,955    349,889    (8,454)     (373,478)      (499)      (23,589)
------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       Investment Adviser
                          Legg Mason Funds Management, Inc.
                          Baltimore, MD

                       Board of Directors
                          John F. Curley, Jr., Chairman
                          Mark R. Fetting, President
                          Arnold L. Lehman
                          Robin J.W. Masters
                          Dr. Jill E. McGovern
                          Arthur S. Mehlman
                          G. Peter O'Brien
                          S. Ford Rowan

                       Transfer Agent and Shareholder Servicing Agent
                          Boston Financial Data Services
                          Braintree, MA
                          Custodian

                        State Street Bank & Trust Company
                          Boston, MA

                       Counsel
                          Kirkpatrick & Lockhart LLP
                          Washington, DC

                       Independent Accountants
                          PricewaterhouseCoopers LLP
                          Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------
                                  P.O. Box 17635
                            Baltimore, MD 21297-1635
                                  888-425-6432

LMF-002
11/03

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

    (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

    (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

    (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

    (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

    (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

        (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

    (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
      (a) File the exhibits listed below as part of this Form.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

     (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

        (ATTACHED)

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
        78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President, Legg Mason Value Trust, Inc.

Date:  11/19/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President, Legg Mason Value Trust, Inc.

Date:  11/19/03



By:  /s/ Marie K. Karpinski
     ----------------------

Marie K. Karpinski
Treasurer, Legg Mason Value Trust, Inc.

Date:  11/19/03